Income Taxes (Details 2)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Reconciliation of US statutory federal income tax rate related to pretax income (loss) from continuing operations to the effective tax rate
Statutory rate	34.00%	34.00%
Federal minimum taxes
Permanent difference
Effect of foreign earnings	(17.00%)	(42.00%)
Change in valuation allowance	(64.00%)	9.00%
State tax effect, net of federal benefit
Effect of land impairment charge	42.00%
Other	5.00%	(1.00%)
Statutory rate